Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands		Taxes	Royalties	Total Payments
Total		$ 39,608	$ 4,089	$ 43,697
New Mexico [Member]
Total			885	885
Ohio [Member]
Total			583	583
Oklahoma [Member]
Total			1,140	1,140
Texas [Member]
Total			104	104
Wyoming [Member]
Total			$ 1,377	1,377
No Individual Project [Member]
Total	[1]	$ 39,608		$ 39,608

[1]
The Company files a consolidated U.S. federal income tax return covering the Company and all of its subsidiaries. Because federal corporate income taxes are assessed at the consolidated group level rather than on a per-project basis, tax payments and any refunds received are disclosed at the U.S. consolidated level and are not attributable to any individual project.